WARRANTS (Details) - Schedule of Warrant Valuation (Ruby Development Co April, 22, 2011 [Member], USD $)	12 Months Ended
Dec. 31, 2011
Derivative [Line Items]
Stock Price on Measurement Date (in Dollars per share)	$ 0.11
Exercise Price of Warrants (in Dollars per Share)	$ 0.10
Term of Warrants (years)	5 years
Computed Volatility	324.00%
Annual Dividends	0.00%
Discount Rate	2.12%
Ruby Developement Company [Member]
Derivative [Line Items]
Stock Price on Measurement Date (in Dollars per share)	$ 0.11
Exercise Price of Warrants (in Dollars per Share)	$ 0.10
Term of Warrants (years)	5 years
Computed Volatility	324.00%
Annual Dividends	0.00%
Discount Rate	2.12%